CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Total	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]
Beginning Balance (shares) at Dec. 31, 2015	94,194,936
Beginning Balance at Dec. 31, 2015	$ 46,430,201	$ 105,113,340	$ 32,799,280	$ (91,482,419)
Statement [Line Items]
Shares issued Acquisition of mineral claims (shares)	500,000
Shares issued Acquisition of mineral claims	$ 580,000	580,000
Exercise of stock options (shares)	270,666
Exercise of stock options	$ 189,399	189,399
Transfer of stock option value		80,354	(80,354)
Share-based payments	266,032		266,032
Loss and comprehensive loss	$ (2,088,400)			(2,088,400)
Ending Balance (shares) at Dec. 31, 2016	94,965,602
Ending Balance at Dec. 31, 2016	$ 45,377,232	105,963,093	32,984,958	(93,570,819)
Statement [Line Items]
Exercise of stock options (shares)	1,688,333
Exercise of stock options	$ 1,433,333	1,433,333
Transfer of stock option value		625,370	(625,370)
Share-based payments	388,097		388,097
Loss and comprehensive loss	$ (2,661,589)			(2,661,589)
Ending Balance (shares) at Dec. 31, 2017	96,653,935
Ending Balance at Dec. 31, 2017	$ 44,537,073	$ 108,021,796	$ 32,747,685	$ (96,232,408)